Cost of Sales (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	$ 93,663	$ 78,621
Salaries and benefits	11,299	10,096
Workers' Participation	7,350	5,715
Depletion and depreciation	42,104	32,717
Royalties	4,135	2,500
Cost of sales	158,551	129,649
Caylloma M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	35,476	32,047
Salaries and benefits	6,013	5,399
Workers' Participation	1,545	973
Depletion and depreciation	9,175	7,958
Royalties	1,283	873
Cost of sales	53,492	47,250
San Jose M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	58,187	46,574
Salaries and benefits	5,286	4,697
Workers' Participation	5,805	4,742
Depletion and depreciation	32,929	24,759
Royalties	2,852	1,627
Cost of sales	$ 105,059	$ 82,399